UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2014

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments:

Putnam Absolute Return 300 Fund

The fund's portfolio
7/31/14 (Unaudited)

MORTGAGE-BACKED SECURITIES (40.0%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (20.0%)

Federal Home Loan Mortgage Corporation
IFB Ser. 2976, Class LC, 23.863s, 2035			$154,784	$224,458
IFB Ser. 3072, Class SM, 23.239s, 2035			368,435	522,066
IFB Ser. 3072, Class SB, 23.093s, 2035			330,107	464,563
IFB Ser. 3249, Class PS, 21.773s, 2036			256,212	346,974
IFB Ser. 2990, Class LB, 16.557s, 2034			917,351	1,185,557
IFB Ser. 4091, Class SH, IO, 6.398s, 2042			7,520,023	1,902,566
IFB Ser. 4012, Class SN, IO, 6.348s, 2042			7,644,360	1,842,826
IFB Ser. 4143, Class DS, IO, 5.968s, 2042			8,602,323	2,012,375
IFB Ser. 4240, Class SA, IO, 5.848s, 2043			24,668,862	5,576,890
IFB Ser. 4245, Class AS, IO, 5.848s, 2043			26,289,966	6,014,548
IFB Ser. 271, Class S5, IO, 5.848s, 2042			11,228,448	2,545,265
IFB Ser. 3852, Class NT, 5.848s, 2041			9,507,336	9,496,023
IFB Ser. 317, Class S3, IO, 5.828s, 2043			11,157,381	2,579,366
IFB Ser. 14-326, Class S2, IO, 5.798s, 2044			9,236,937	2,191,902
IFB Ser. 310, Class S4, IO, 5.798s, 2043			3,397,744	856,809
IFB Ser. 311, Class S1, IO, 5.798s, 2043			17,609,428	4,003,996
IFB Ser. 308, Class S1, IO, 5.798s, 2043			4,050,403	1,006,242
IFB Ser. 269, Class S1, IO, 5.798s, 2042			5,679,451	1,269,130
IFB Ser. 14-327, Class S8, IO, 5.768s, 2044			1,792,620	405,347
IFB Ser. 314, Class AS, IO, 5.738s, 2043			3,879,611	896,424
Ser. 4193, Class PI, IO, 4s, 2043			9,046,609	1,583,172
Ser. 4213, Class GI, IO, 4s, 2041			7,966,501	1,402,901
Ser. 4369, Class IA, IO, 3 1/2s, 2044			5,343,000	1,220,542
Ser. 13-303, Class C19, IO, 3 1/2s, 2043			4,044,008	935,856
Ser. 304, Class C22, IO, 3 1/2s, 2042			5,494,253	1,263,973
Ser. 4141, Class IM, IO, 3 1/2s, 2042			5,494,540	1,036,396
Ser. 4166, Class PI, IO, 3 1/2s, 2041			7,504,058	1,373,618
Ser. 4158, Class TI, IO, 3s, 2042			9,164,259	1,267,234
Ser. 4165, Class TI, IO, 3s, 2042			12,536,366	1,745,062
Ser. 13-4206, Class IP, IO, 3s, 2041			7,566,104	1,015,749
Ser. 304, Class C45, IO, 3s, 2027			14,587,920	1,705,118
Ser. T-8, Class A9, IO, 0.481s, 2028			449,432	4,775
Ser. T-59, Class 1AX, IO, 0.274s, 2043			1,069,949	13,207
Ser. T-48, Class A2, IO, 0.212s, 2033			1,562,690	15,200
Ser. 3835, Class FO, PO, zero %, 2041			20,854,494	17,595,145
FRB Ser. T-54, Class 2A, IO, zero %, 2043			627,618	49

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 27.98s, 2031			772,032	948,483
IFB Ser. 05-74, Class NK, 26.725s, 2035			103,692	166,361
IFB Ser. 07-53, Class SP, 23.632s, 2037			316,801	463,456
IFB Ser. 05-75, Class GS, 19.785s, 2035			284,706	376,462
IFB Ser. 11-4, Class CS, 12.59s, 2040			2,844,052	3,406,261
IFB Ser. 12-128, Class YS, IO, 6.045s, 2042			5,238,601	948,344
IFB Ser. 13-13, Class SA, IO, 5.995s, 2043			13,322,211	3,355,732
IFB Ser. 13-9, Class LS, 5.995s, 2043			8,610,388	2,012,503
IFB Ser. 12-153, Class SK, IO, 5.995s, 2043			6,006,712	1,411,577
IFB Ser. 12-111, Class JS, IO, 5.945s, 2040			10,446,766	2,045,053
IFB Ser. 13-128, Class SA, IO, 5.845s, 2043			11,852,863	2,730,307
Ser. 13-98, Class SA, IO, 5.795s, 2043			6,880,141	1,600,321
IFB Ser. 13-103, Class SK, IO, 5.765s, 2043			5,124,485	1,249,301
Ser. 13-101, Class SE, IO, 5.745s, 2043			18,241,238	4,501,573
IFB Ser. 13-136, Class SB, IO, 5.745s, 2044			4,292,468	937,604
IFB Ser. 13-102, Class SH, IO, 5.745s, 2043			6,660,723	1,517,313
Ser. 397, Class 2, IO, 5s, 2039			1,252,503	252,066
Ser. 418, Class C24, IO, 4s, 2043			10,521,780	2,498,923
Ser. 13-44, Class PI, IO, 4s, 2043			5,246,667	884,760
Ser. 12-124, Class UI, IO, 4s, 2042			5,031,620	1,046,074
Ser. 12-40, Class MI, IO, 4s, 2041			21,194,442	3,928,256
Ser. 12-22, Class CI, IO, 4s, 2041			14,828,207	2,615,866
Ser. 406, Class 2, IO, 4s, 2041			1,023,574	227,540
Ser. 406, Class 1, IO, 4s, 2041			674,349	149,773
Ser. 418, Class C15, IO, 3 1/2s, 2043			21,919,729	4,926,801
Ser. 13-21, Class AI, IO, 3 1/2s, 2033			10,453,086	2,035,843
Ser. 417, Class C19, IO, 3 1/2s, 2033			12,130,519	2,212,849
Ser. 12-93, Class DI, IO, 3 1/2s, 2027			14,756,982	2,086,932
Ser. 12-151, Class PI, IO, 3s, 2043			9,758,547	1,406,207
Ser. 13-35, Class IP, IO, 3s, 2042			5,573,076	666,157
Ser. 13-31, Class NI, IO, 3s, 2041			15,417,427	1,634,093
Ser. 13-55, Class AI, IO, 3s, 2033			6,118,676	1,049,974
Ser. 03-W10, Class 1, IO, 1.066s, 2043			366,308	10,045
Ser. 98-W5, Class X, IO, 0.951s, 2028			833,680	41,163
Ser. 98-W2, Class X, IO, 0.619s, 2028			2,852,553	165,805
Ser. 03-W1, Class 2A, IO, zero %, 2042			1,322,410	103
Ser. 07-44, Class CO, PO, zero %, 2037			84,655	72,303

Government National Mortgage Association
IFB Ser. 12-26, Class SP, IO, 6.494s, 2042			7,567,014	1,772,724
IFB Ser. 11-56, Class SI, IO, 6.494s, 2041			28,318,822	5,084,114
IFB Ser. 11-56, Class MI, IO, 6.294s, 2041			2,014,136	429,837
IFB Ser. 13-124, Class SC, IO, 6.044s, 2041			8,776,508	1,404,236
Ser. 13-116, Class SA, IO, 5.998s, 2043			4,211,008	755,328
IFB Ser. 10-20, Class SC, IO, 5.994s, 2040			20,473,615	3,641,437
IFB Ser. 13-99, Class VS, IO, 5.948s, 2043			3,790,027	711,615
Ser. 14-58, Class SA, IO, 5.944s, 2044			9,381,788	1,545,274
Ser. 13-149, Class MS, IO, 5.944s, 2039			17,487,957	2,953,891
IFB Ser. 14-90, Class HS, IO, 5.944s, 2044			7,182,641	1,742,652
IFB Ser. 14-25, Class HS, IO, 5.944s, 2044			4,683,478	1,037,859
IFB Ser. 14-32, Class CS, IO, 5.944s, 2044			7,433,792	1,645,693
IFB Ser. 12-34, Class SA, IO, 5.894s, 2042			18,591,309	3,892,091
IFB Ser. 10-151, Class SA, IO, 5.894s, 2040			4,558,651	802,687
IFB Ser. 11-70, Class SN, IO, 5.748s, 2041			12,793,000	2,608,621
IFB Ser. 11-70, Class SH, IO, 5.738s, 2041			15,001,000	3,131,159
Ser. 14-25, Class QI, IO, 5s, 2044			10,201,059	2,340,633
Ser. 14-2, Class IC, IO, 5s, 2044			4,201,438	966,987
Ser. 13-3, Class IT, IO, 5s, 2043			10,637,369	2,440,990
Ser. 11-116, Class IB, IO, 5s, 2040			5,873,936	453,095
Ser. 10-35, Class UI, IO, 5s, 2040			3,823,541	871,262
Ser. 10-20, Class UI, IO, 5s, 2040			13,701,796	2,586,625
Ser. 10-9, Class UI, IO, 5s, 2040			42,530,681	9,643,461
Ser. 09-121, Class UI, IO, 5s, 2039			29,449,837	6,916,294
Ser. 13-24, Class IK, IO, 4 1/2s, 2043			8,011,636	1,679,880
Ser. 12-129, Class IO, IO, 4 1/2s, 2042			7,543,374	1,751,043
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			650,938	118,536
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			8,602,329	1,904,312
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			7,715,281	848,476
Ser. 12-106, Class QI, IO, 4s, 2042			7,603,964	1,370,158
Ser. 12-47, Class CI, IO, 4s, 2042			2,694,253	586,856
Ser. 12-41, Class IP, IO, 4s, 2041			7,871,153	1,485,653
Ser. 13-53, Class IA, IO, 4s, 2026			10,827,267	1,380,152
Ser. 13-76, Class IO, IO, 3 1/2s, 2043			8,185,144	1,223,106
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			8,508,494	1,231,434
Ser. 13-100, Class MI, IO, 3 1/2s, 2043			11,222,142	1,552,920
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			4,458,546	672,973
Ser. 12-92, Class AI, IO, 3 1/2s, 2042			5,884,985	1,016,337
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			22,010,229	2,977,540
Ser. 12-48, Class KI, IO, 3 1/2s, 2039			4,008,247	591,417
Ser. 183, Class AI, IO, 3 1/2s, 2039			9,952,257	1,604,749
Ser. 14-46, Class KI, IO, 3s, 2036			7,071,713	1,050,432
Ser. 10-151, Class KO, PO, zero %, 2037			1,913,857	1,644,099

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.8s, 2027			217,553	1,632
Ser. 98-3, IO, zero %, 2027			126,451	1,857
Ser. 98-2, IO, zero %, 2027			108,305	778
Ser. 98-4, IO, zero %, 2026			170,739	4,202

				217,180,615
Commercial mortgage-backed securities (16.0%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			2,977,000	3,115,868
Ser. 04-3, Class D, 5.44s, 2039			2,832,319	2,870,300
Ser. 06-5, Class A2, 5.317s, 2047			3,901,712	3,914,856
Ser. 06-6, Class A2, 5.309s, 2045			136,975	137,632
FRB Ser. 05-1, Class B, 5.29s, 2042			2,632,000	2,707,670
FRB Ser. 05-5, Class B, 5.214s, 2045			2,825,000	2,837,148
Ser. 04-4, Class D, 5.073s, 2042			761,000	795,483
Ser. 07-1, Class XW, IO, 0.327s, 2049			5,389,033	39,906

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 0.67s, 2042			2,024,812	5,066
Ser. 02-PB2, Class XC, IO, 0.233s, 2035			4,152,540	2,095

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW16, Class AJ, 5.707s, 2040			4,975,000	5,121,912
FRB Ser. 06-PW11, Class AJ, 5.433s, 2039			2,058,000	2,146,751
FRB Ser. 05-T18, Class D, 5.134s, 2042			1,206,000	1,242,180
Ser. 05-PWR9, Class C, 5.055s, 2042			959,000	944,519
Ser. 05-PWR9, Class AJ, 4.985s, 2042			2,245,000	2,319,759

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class B, 5.433s, 2039			2,532,000	2,571,752

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class E, 5.545s, 2044			2,448,000	2,570,645

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class AJ, 5.783s, 2049			4,304,000	4,535,172
FRB Ser. 05-C3, Class AJ, 4.96s, 2043			1,168,000	1,175,826

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class D, 4.878s, 2045			5,243,000	5,249,292

COMM Mortgage Trust FRB Ser. 04-LB3A, Class E, 5.724s, 2037			2,003,270	2,003,270

COMM Mortgage Trust 144A
FRB Ser. 12-LC4, Class D, 5.647s, 2044			1,133,000	1,174,808
FRB Ser. 13-LC13, Class E, 3.719s, 2046			1,503,000	1,103,592
FRB Ser. 07-C9, Class AJFL, 0.843s, 2049			1,339,000	1,252,768

Credit Suisse First Boston Mortgage Securities Corp. Ser. 03-CPN1, Class E, 4.891s, 2035			1,849,000	1,849,000

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			1,402,385	1,542,624
Ser. 03-C3, Class AX, IO, 1.564s, 2038			2,350,341	24

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			492,519	496,213

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.418s, 2044			3,234,000	3,437,981

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class F, 5.35s, 2035			1,435,426	1,451,574

First Union National Bank Commercial Mortgage 144A Ser. 01-C3, Class K, 6.155s, 2033			1,020,276	1,020,276

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class B, 4.846s, 2048			1,295,000	1,313,081

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 04-C1, Class G, 5.157s, 2038			2,351,410	2,382,919

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class B, 4.894s, 2042			1,271,000	1,289,811

GS Mortgage Securities Trust
Ser. 05-GG4, Class B, 4.841s, 2039			8,043,000	8,077,585
FRB Ser. 12-GCJ9, Class XA, IO, 2.373s, 2045(F)			9,749,653	1,224,298
Ser. 13-GC10, Class XA, IO, 1.747s, 2046			28,209,910	2,888,131

GS Mortgage Securities Trust 144A
FRB Ser. 11-GC3, Class E, 5s, 2044			1,219,000	1,157,164
FRB Ser. 13-GC10, Class E, 4.415s, 2046			1,864,000	1,577,317
FRB Ser. 13-GC10, Class D, 4.415s, 2046			2,203,000	2,030,505

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C12, Class D, 4.087s, 2045			1,248,000	1,162,894
Ser. 13-C12, Class XA, IO, 0.912s, 2045			83,696,472	3,664,566

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.076s, 2051			2,260,000	2,364,412
Ser. 06-LDP6, Class AJ, 5.565s, 2043			1,594,000	1,658,876
FRB Ser. 06-LDP6, Class B, 5.502s, 2043			1,946,000	1,946,000
FRB Ser. 04-CBX, Class B, 5.021s, 2037			807,000	810,820
FRB Ser. 05-LDP2, Class D, 4.941s, 2042			3,805,000	3,819,079

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.176s, 2051			1,338,000	1,371,821
FRB Ser. 07-CB20, Class C, 6.176s, 2051			1,220,000	1,145,726
FRB Ser. 01-C1, Class H, 5.626s, 2035			1,928,054	1,962,566
FRB Ser. 11-C3, Class E, 5.567s, 2046			1,977,000	2,132,351
FRB Ser. 12-C6, Class E, 5.201s, 2045			1,088,000	1,122,250
FRB Ser. 12-C8, Class D, 4.667s, 2045			6,414,000	6,613,194
FRB Ser. 12-LC9, Class E, 4.426s, 2047			107,000	103,773
FRB Ser. 12-LC9, Class D, 4.426s, 2047			1,668,000	1,687,772
FRB Ser. 13-C10, Class E, 3 1/2s, 2047			1,963,000	1,455,172

LB-UBS Commercial Mortgage Trust
FRB Ser. 04-C8, Class F, 5.005s, 2039			1,765,000	1,774,178
Ser. 07-C2, Class XW, IO, 0.539s, 2040			4,460,021	61,718

LB-UBS Commercial Mortgage Trust 144A FRB Ser. 04-C7, Class G, 5.032s, 2036			1,145,000	1,168,186

Merrill Lynch Mortgage Trust FRB Ser. 04-BPC1, Class C, 5.011s, 2041			1,668,000	1,668,500

Merrill Lynch Mortgage Trust 144A Ser. 05-MCP1, Class XC, IO, 0.595s, 2043			138,471,892	429,955

ML-CFC Commercial Mortgage Trust
FRB Ser. 06-1, Class AJ, 5.566s, 2039			3,385,000	3,545,686
Ser. 06-3, Class AJ, 5.485s, 2046			4,031,000	4,094,287

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C10, Class E, 4.082s, 2046			3,880,000	3,423,712

Morgan Stanley Capital I Trust Ser. 06-HQ10, Class AJ, 5.389s, 2041			1,085,000	1,109,738

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			807,056	808,008

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C4, Class XA, IO, 1.864s, 2045			15,226,550	1,643,797

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C25, Class AJ, 5.72s, 2043			1,000,000	1,020,100
Ser. 06-C24, Class AJ, 5.658s, 2045			2,349,000	2,414,067
Ser. 05-C17, Class D, 5.396s, 2042			3,960,000	3,980,592
FRB Ser. 05-C20, Class B, 5.239s, 2042			2,828,000	2,877,924
Ser. 06-C29, IO, 0.38s, 2048			143,533,264	1,202,809

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C19, Class G, 5.436s, 2044			3,072,500	3,083,254
FRB Ser. 04-C11, Class G, 5.411s, 2041			1,500,000	1,507,500
FRB Ser. 04-C10, Class H, 5.378s, 2041			1,017,000	1,085,444

WF-RBS Commercial Mortgage Trust Ser. 13-C14, Class XA, IO, 0.924s, 2046			19,837,806	1,120,043

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.245s, 2044			2,090,000	2,191,203
FRB Ser. 12-C7, Class D, 4.846s, 2045			4,645,000	4,787,834
FRB Ser. 13-UBS1, Class D, 4.633s, 2046			5,607,000	5,396,065
FRB Ser. 13-C15, Class D, 4.485s, 2046			1,497,000	1,388,000
FRB Ser. 12-C10, Class D, 4.459s, 2045			1,818,000	1,764,421
FRB Ser. 12-C10, Class E, 4.459s, 2045			1,658,000	1,431,061
Ser. 12-C10, Class XA, IO, 1.809s, 2045			27,009,029	2,807,859
Ser. 13-C12, Class XA, IO, 1.506s, 2048			16,469,393	1,412,135

				173,796,121
Residential mortgage-backed securities (non-agency) (4.0%)

Banc of America Funding Corp.
FRB Ser. 05-B, Class 3M1, 0.606s, 2035			2,675,000	2,064,779
FRB Ser. 06-G, Class 2A5, 0.436s, 2036			2,415,311	2,225,226

Barclays Capital, LLC Trust FRB Ser. 12-RR10, Class 9A2, 2.692s, 2035			300,000	280,530

Barclays Capital, LLC Trust 144A FRB Ser. 12-RR2, Class 5A12, 6.434s, 2036			1,901,100	1,813,649

Bear Stearns Alt-A Trust FRB Ser. 04-6, Class M2, 1.88s, 2034			2,371,945	2,056,239

Countrywide Alternative Loan Trust
Ser. 05-46CB, Class A4, 5 1/4s, 2035			1,904,154	1,794,665
Ser. 05-21CB, Class A3, 5 1/4s, 2035			3,171,955	2,890,444
FRB Ser. 05-27, Class 1A2, 1.521s, 2035			2,180,416	2,019,720
FRB Ser. 05-38, Class A3, 0.505s, 2035			2,010,586	1,756,850
FRB Ser. 05-59, Class 1A1, 0.486s, 2035			5,956,056	4,943,527
FRB Ser. 05-51, Class 1A1, 0.474s, 2035			1,841,835	1,602,396

MortgageIT Trust FRB, Ser. 05-1, Class 1M1, 0.635s, 2035			2,786,392	2,603,535

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.191s, 2046			1,708,172	1,571,518
FRB Ser. 05-AR13, Class A1C3, 0.645s, 2045			4,795,521	4,232,047
FRB Ser. 04-AR13, Class A1B2, 0.645s, 2034			2,750,677	2,566,106
FRB Ser. 05-AR1, Class A1B, 0.545s, 2045			1,133,967	1,021,364
FRB Ser. 05-AR9, Class A1B, 0.535s, 2045			4,513,827	4,222,777
FRB Ser. 05-AR15, Class A1B3, 0.495s, 2045			2,435,854	2,143,308

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2, Class 1A2, 0.321s, 2047			2,400,000	1,823,983

				43,632,663

Total mortgage-backed securities (cost $411,925,602)				$434,609,399

CORPORATE BONDS AND NOTES (22.2%)(a)
			Principal amount	Value

Basic materials (0.9%)

Alcoa, Inc. sr. unsec. unsub. notes 5.4s, 2021			$900,000	$962,615

Archer Daniels-Midland Co. sr. unsec. notes 5.45s, 2018			1,638,000	1,846,914

Ashland, Inc. sr. unsec. unsub. notes 3s, 2016			1,500,000	1,509,375

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			950,000	1,028,375

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub. notes 1 5/8s, 2017 (United Kingdom)			1,691,000	1,704,107

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			1,985,000	2,579,120

				9,630,506
Capital goods (0.6%)

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A FRN 3.232s, 2019 (Ireland)			570,000	558,600

Bombardier, Inc. 144A sr. notes 4 1/4s, 2016 (Canada)			2,000,000	2,020,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			1,000,000	1,120,000

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)			1,692,000	1,922,664

Schaeffler Holding Finance BV 144A notes 6 7/8s, 2018 (Netherlands)(PIK)		EUR	220,000	308,952

				5,930,216
Communication services (2.0%)

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017			$1,695,000	1,713,523

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			1,700,000	1,922,822

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2015			2,205,000	2,263,856

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			840,000	848,400

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			510,000	521,475

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018			2,194,000	2,226,910

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 6 3/4s, 2018 (Luxembourg)			465,000	483,600

SBA Tower Trust 144A company guaranty mtge. notes 4.254s, 2015			2,900,000	2,969,235

Sprint Communications, Inc. sr. unsec. notes 6s, 2016			1,500,000	1,620,000

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2019			425,000	540,555

Verizon Communications, Inc. sr. unsec. unsub. notes 2.55s, 2019			2,422,000	2,451,195

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			2,930,000	2,897,873

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			480,000	500,400

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			1,000,000	1,142,500

				22,102,344
Consumer cyclicals (1.4%)

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017			1,638,000	1,624,298

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			2,560,000	2,934,477

Dollar General Corp. sr. unsec. notes 1 7/8s, 2018			2,400,000	2,374,414

Ford Motor Credit Co., LLC sr. unsec. notes 12s, 2015			1,250,000	1,361,341

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			596,000	686,068

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			279,000	308,424

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			2,250,000	2,409,750

Owens Corning company guaranty sr. unsec. notes 9s, 2019			253,000	316,789

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 1 1/4s, 2017			1,695,000	1,684,842

Walt Disney Co. (The) sr. unsec. unsub. notes Ser. MTN, 1.1s, 2017			1,690,000	1,674,454

				15,374,857
Consumer staples (1.4%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes 1 1/4s, 2018			1,695,000	1,675,148

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2014			2,775,000	2,812,560

Coca-Cola Co. (The) sr. unsec. unsub. notes 5.35s, 2017			1,050,000	1,184,050

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			2,105,000	2,299,713

Costco Wholesale Corp. sr. unsec. unsub. notes 0.65s, 2015			2,180,000	2,187,031

CVS Caremark Corp. sr. unsec. unsub. notes 2 1/4s, 2018			1,690,000	1,703,574

Delhaize Group SA company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			416,000	438,018

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)			798,000	804,184

HJ Heinz Co. company guaranty notes 4 1/4s, 2020			865,000	859,594

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017			1,679,000	1,679,042

				15,642,914
Energy (2.2%)

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)			1,695,000	1,723,407

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			1,695,000	1,887,732

Chesapeake Energy Corp. company guaranty sr. unsec. FRN notes 3.484s, 2019			1,500,000	1,503,750

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017			1,638,000	1,623,889

ConocoPhillips Co. company guaranty sr. unsec. notes 1.05s, 2017			1,695,000	1,675,906

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			180,000	239,834

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			448,000	479,360

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			400,000	384,000

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			5,000,000	5,144,450

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			98,000	86,264

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			902,000	897,479

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95s, 2017			1,690,000	1,762,719

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)			1,816,000	2,008,801

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5/8s, 2015 (Netherlands)			875,000	877,033

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55s, 2017 (France)			1,664,000	1,678,432

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			2,000,000	2,100,000

				24,073,056
Financials (10.3%)

Abbey National Treasury Services PLC of Stamford, CT company guaranty sr. unsec. unsub. notes 1 3/8s, 2017 (United Kingdom)			1,819,000	1,822,751

Abbey National Treasury Services PLC/London 144A bank guaranty sr. unsec. unsub. notes 3 7/8s, 2014 (United Kingdom)			1,000,000	1,009,256

ABN Amro Bank NV 144A sr. unsec. FRN notes 1.035s, 2016 (Netherlands)			3,000,000	3,026,280

Ally Financial, Inc. company guaranty sr. unsec. notes 3 1/2s, 2016			1,500,000	1,527,188

American Express Bank FSB sr. unsec. FRN notes Ser. BKNT, 0.452s, 2017			2,000,000	1,995,488

American Express Co. sr. unsec. notes 7s, 2018			1,523,000	1,791,459

American Express Co. sr. unsec. notes 6.15s, 2017			923,000	1,050,921

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			2,358,000	2,360,591

Bank of America NA unsec. sub. FRN notes Ser. BKNT, 0.511s, 2016			3,800,000	3,788,091

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)			1,638,000	1,692,540

Bank of Nova Scotia sr. unsec. unsub. FRN notes 0.631s, 2016 (Canada)			1,000,000	1,003,737

Bank of Nova Scotia sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)			1,695,000	1,682,318

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. notes 1.2s, 2017 (Japan)			1,710,000	1,701,279

BNP Paribas SA bank guaranty sr. unsec. unsub. notes Ser. MTN, 1 3/8s, 2017 (France)			2,605,000	2,600,381

Boston Properties, LP sr. unsec. unsub. notes 5 5/8s, 2015(R)			1,000,000	1,034,300

Boston Properties, LP sr. unsec. unsub. notes 5s, 2015(R)			1,500,000	1,553,414

BPCE SA company guaranty sr. unsec. FRN notes Ser. MTN, 1.484s, 2016 (France)			975,000	989,854

Branch Banking & Trust Co. unsec. sub. FRN notes 0.55s, 2016			500,000	498,679

CIT Group, Inc. 144A sr. unsec. notes 4 3/4s, 2015			1,500,000	1,518,750

Citigroup, Inc. sr. unsec. sub. FRN notes 0.501s, 2016			2,100,000	2,088,177

Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017			2,427,000	2,602,409

Commonwealth Bank of Australia of New York, NY sr. unsec. unsub. bonds 1 1/8s, 2017			2,318,000	2,311,023

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands (Rabobank Nederland) bank guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)			1,516,000	1,598,034

Credit Agricole SA/London 144A sr. unsec. FRN notes 1.394s, 2016 (United Kingdom)			2,980,000	3,013,835

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)			2,358,000	2,663,696

General Electric Capital Corp. sr. unsec. notes Ser. MTN, 5.4s, 2017			2,507,000	2,765,793

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.3s, 2015			3,500,000	3,572,552

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018			1,212,000	1,226,053

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4 7/8s, 2019			1,070,000	1,075,350

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)			4,575,000	4,843,278

International Lease Finance Corp. sr. unsec. unsub. notes 3 7/8s, 2018			875,000	871,763

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			1,679,000	1,701,552

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018			2,375,000	2,388,820

Kimco Realty Corp. sr. unsec. notes Ser. MTN, 4.904s, 2015(R)			2,000,000	2,044,188

Macquarie Group, Ltd. 144A sr. unsec. notes 7.3s, 2014 (Australia)			2,300,000	2,300,000

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016			1,710,000	1,890,427

Morgan Stanley sr. unsec. notes 4 3/4s, 2017			2,381,000	2,576,990

National Australia Bank, Ltd./New York sr. unsec. FRN notes 0.784s, 2016 (Australia)			2,000,000	2,011,862

National Australia Bank, Ltd./New York sr. unsec. notes 2.3s, 2018 (Australia)			1,175,000	1,191,512

New York Life Global Funding 144A notes 3s, 2015			4,560,000	4,651,373

PNC Bank, NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017			1,700,000	1,699,206

Principal Life Global Funding II 144A notes 1s, 2015			1,740,000	1,749,149

Prudential Covered Trust 2012-1 144A company guaranty mtge. notes 2.997s, 2015			1,500,000	1,536,189

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)			1,700,000	1,726,869

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 2.55s, 2015 (United Kingdom)			737,000	750,941

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)			3,880,000	4,064,013

Santander US Debt SAU 144A bank guaranty sr. unsec. unsub. notes 3.724s, 2015 (Spain)			1,500,000	1,519,200

Simon Property Group LP sr. unsec. unsub. notes 4.2s, 2015(R)			300,000	302,684

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018(R)			1,535,000	1,523,065

Societe Generale SA bank guaranty sr. unsec. notes 2 3/4s, 2017 (France)			675,000	695,311

Svenska Handelsbanken AB bank guaranty sr. unsec. notes 2 7/8s, 2017 (Sweden)			874,000	910,289

UBS AG of Stamford, CT sr. unsec. unsub. notes Ser. BKNT, 5 7/8s, 2017			1,500,000	1,704,314

US Bank of NA of Cincinnati, OH sr. unsec. notes Ser. BKNT, 1.1s, 2017			1,750,000	1,750,660

Ventas Realty LP/Ventas Capital Corp. company guaranty sr. unsec. unsub. notes 3 1/8s, 2015(R)			3,000,000	3,090,213

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			500,000	512,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,000,000	978,750

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			1,850,000	1,896,250

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017			1,664,000	1,702,029

Wells Fargo Bank, NA unsec. sub. FRN notes 0.435s, 2016			1,228,000	1,226,127

Westpac Banking Corp. sr. unsec. unsub. notes 2 1/4s, 2018 (Australia)			306,000	310,298

				111,684,021
Health care (1.2%)

AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017			1,519,000	1,519,027

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017			1,695,000	1,730,488

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			1,695,000	1,923,933

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			500,000	512,500

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	510,000	718,434

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			$900,000	951,750

HCA, Inc. sr. notes 6 1/2s, 2020			612,000	664,785

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			630,000	685,125

Johnson & Johnson sr. unsec. notes 5.15s, 2018			1,061,000	1,203,039

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018			1,457,000	1,435,888

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			665,000	719,863

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			756,000	865,687

				12,930,519
Technology (0.5%)

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017			768,000	769,477

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017			1,695,000	1,696,990

Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017			1,444,000	1,488,347

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017			1,700,000	1,697,537

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015			120,000	122,361

				5,774,712
Transportation (0.5%)

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	523,000	602,875

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			$732,831	786,401

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			574,335	611,149

Federal Express Corp. 2012 Pass Through Trust 144A notes 2 5/8s, 2018			2,747,344	2,786,988

				4,787,413
Utilities and power (1.2%)

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			1,005,000	1,153,238

Consolidated Edison Co. of New York sr. unsec. notes 7 1/8s, 2018			1,543,000	1,855,575

El Paso, LLC company guaranty sr. notes 7s, 2017			1,140,000	1,256,850

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			905,000	919,598

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018			3,140,000	3,157,537

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			3,816,000	4,840,665

				13,183,463

Total corporate bonds and notes (cost $237,922,866)				$241,114,021

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (12.3%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.7%)

Government National Mortgage Association Pass-Through Certificates
4s, with due dates from December 20, 2042 to July 20, 2044(FWC)			$2,997,637	$3,177,613
4s, TBA, August 1, 2044			4,000,000	4,238,438

				7,416,051
U.S. Government Agency Mortgage Obligations (11.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4 1/2s, May 1, 2044(F)			2,285,779	2,474,610
4s, with due dates from April 1, 2041 to October 1, 2043(FWC)			3,765,671	3,972,645
3 1/2s, with due dates from April 1, 2042 to August 1, 2043(FWC)			4,477,552	4,547,245

Federal National Mortgage Association Pass-Through Certificates
4 1/2s, with due dates from April 1, 2040 to February 1, 2044			1,988,653	2,155,371
4 1/2s, TBA, September 1, 2044			8,000,000	8,593,438
4 1/2s, TBA, August 1, 2044			8,000,000	8,613,125
4s, with due dates from April 1, 2042 to June 1, 2044(FWC)			21,171,435	22,279,142
4s, TBA, September 1, 2044			13,000,000	13,628,672
4s, TBA, August 1, 2044			17,000,000	17,872,578
3 1/2s, May 1, 2042(FWC)			852,484	869,966
3 1/2s, TBA, September 1, 2044			7,000,000	7,109,922
3 1/2s, TBA, August 1, 2044			13,000,000	13,241,719
3s, TBA, September 1, 2044			10,000,000	9,769,531
3s, TBA, August 1, 2044			10,000,000	9,795,312
3s, TBA, July 1, 2044			1,000,000	980,352

				125,903,628

Total U.S. government and agency mortgage obligations (cost $133,708,311)				$133,319,679

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes
2s, September 30, 2020			$382,000	$380,299
7/8s, September 15, 2016(i)			122,000	123,031

Total U.S. treasury obligations (cost $504,818)				$503,330

SENIOR LOANS (8.1%)(a)(c)
			Principal amount	Value

Basic materials (0.6%)

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1, 4 1/2s, 2019 (Luxembourg)			$463,559	$463,269

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2, 4 1/2s, 2019 (Luxembourg)			240,519	240,368

Chromaflo Technologies Corp. bank term loan FRN 4 1/2s, 2019			995,000	993,756

FMG Resources, Ltd. bank term loan FRN Ser. B, 3 3/4s, 2019 (Australia)			412,682	411,134

Ineos US Finance, LLC bank term loan FRN 3 3/4s, 2018			988,741	983,267

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			1,422,225	1,420,447

Tronox, Ltd. bank term loan FRN Ser. B, 4s, 2020			995,806	995,184

WR Grace & Co. bank term loan FRN 3s, 2021			1,014,300	1,010,073

WR Grace & Co. bank term loan FRN Ser. DD, 1s, 2021(U)			363,158	361,645

				6,879,143
Capital goods (0.5%)

Accudyne Industries Borrower SCA bank term loan FRN 4s, 2019 (Luxembourg)			478,825	476,655

Gardner Denver, Inc. bank term loan FRN 4 1/4s, 2020			709,638	705,535

Generac Power Systems, Inc. bank term loan FRN Ser. B, 3 1/4s, 2020			736,875	728,585

INA Beteiligungsgesellschaft mbH bank term loan FRN Ser. E, 3 3/4s, 2020 (Germany)			950,000	950,264

Reynolds Group Holdings, Inc. bank term loan FRN Ser. B, 4s, 2018			591,030	589,306

SRAM, LLC bank term loan FRN 4s, 2020			810,912	802,803

TransDigm, Inc. bank term loan FRN Ser. C, 3 3/4s, 2020			494,975	491,439

TransDigm, Inc. bank term loan FRN Ser. D, 3 3/4s, 2021			800,000	791,200

				5,535,787
Communication services (1.1%)

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019			1,533,865	1,539,226

Charter Communications Operating, LLC bank term loan FRN Ser. E, 3s, 2020			1,485,000	1,449,422

Crown Castle Operating Co. bank term loan FRN Ser. B2, 3s, 2021			975,197	967,013

Intelsat Jackson Holdings SA bank term loan FRN Ser. B2, 3 3/4s, 2019 (Bermuda)			1,419,814	1,416,619

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020			1,000,000	996,875

Numericable Group SA bank term loan FRN Ser. B2, 4 1/2s, 2020 (France)			670,258	671,829

Numericable US, LLC bank term loan FRN Ser. B1, 4 1/2s, 2020			774,742	776,558

SBA Senior Finance II, LLC bank term loan FRN Ser. B, 3 1/4s, 2021			2,000,000	1,977,858

Virgin Media Investment Holdings, Ltd. bank term loan FRN Ser. B, 3 1/2s, 2020 (United Kingdom)			1,500,000	1,485,234

Windstream Corp. bank term loan FRN Ser. B5, 3 1/2s, 2019			245,641	244,643

Zayo Group, LLC bank term loan FRN Ser. B, 4 1/2s, 2019			653,339	649,460

				12,174,737
Consumer cyclicals (1.8%)

Amaya BV bank term loan FRN 5s, 2021 (Netherlands)			1,000,000	988,438

American Casino & Entertainment Properties, LLC bank term loan FRN 4 1/2s, 2019			994,975	994,975

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			207,519	207,584

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 6.969s, 2018			564,361	524,856

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			420,000	417,550

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017			817,907	816,884

CCM Merger, Inc. bank term loan FRN Ser. B, 4 1/2s, 2021			750,000	746,250

Ceridian, LLC bank term loan FRN Ser. B, 4.405s, 2017			1,452,966	1,452,966

Chrysler Group, LLC bank term loan FRN Ser. B, 3 1/2s, 2017			329,093	328,885

CityCenter Holdings, LLC bank term loan FRN Ser. B, 4 1/4s, 2020			591,022	592,007

Garda World Security Corp. bank term loan FRN Ser. B, 4s, 2020 (Canada)			790,324	787,360

Garda World Security Corp. bank term loan FRN Ser. DD, 4s, 2020 (Canada)			202,176	201,418

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B, 3 1/2s, 2020			1,065,789	1,060,239

Interactive Data Corp. bank term loan FRN Ser. B, 4 3/4s, 2021			1,000,000	1,003,125

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018			1,184,341	1,179,900

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			955,206	950,191

Petco Animal Supplies, Inc. bank term loan FRN 4s, 2017			965,000	965,603

Realogy Group, LLC bank term loan FRN Ser. B, 3 3/4s, 2020			1,481,306	1,480,844

Roofing Supply Group, LLC bank term loan FRN Ser. B, 5s, 2019			982,500	979,123

Tribune Co. bank term loan FRN Ser. B, 4s, 2020			1,592,000	1,589,612

Univision Communications, Inc. bank term loan FRN 4s, 2020			764,080	758,541

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019			1,411,423	1,333,795

				19,360,146
Consumer staples (0.8%)

Affinion Group, Inc. bank term loan FRN 6 3/4s, 2018			962,467	952,642

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021			428,925	425,279

Del Monte Foods, Inc. bank term loan FRN 4 1/4s, 2021			955,200	947,141

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			851,400	850,944

Landry's, Inc. bank term loan FRN Ser. B, 4s, 2018			1,404,620	1,406,025

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021			1,000,000	993,750

Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp. bank term loan FRN Ser. G, 3 1/4s, 2020			864,801	857,354

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021			1,000,000	1,008,750

Sprouts Farmers Markets, Inc. bank term loan FRN 4s, 2020			447,143	446,397

US Foods, Inc. bank term loan FRN 4 1/2s, 2019			990,000	988,763

				8,877,045
Energy (0.5%)

American Energy-Marcellus, LLC bank term loan FRN 5 1/4s, 2020			690,000	689,138

EP Energy, LLC bank term loan FRN Ser. B3, 3 1/2s, 2018			856,667	852,026

Fieldwood Energy, LLC bank term loan FRN 3 7/8s, 2018			1,489,998	1,489,998

MEG Energy Corp. bank term loan FRN Ser. B, 3 3/4s, 2020 (Canada)			1,442,565	1,441,792

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5s, 2017 (Cayman Islands)			1,052,030	1,046,331

				5,519,285
Financials (0.3%)

Fifth Third Processing Solutions, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021			300,000	300,750

Nuveen Investments, Inc. bank term loan FRN 4.155s, 2017			1,500,000	1,498,751

USI, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019			1,477,584	1,475,737

Walter Investment Management Corp. bank term loan FRN Ser. B, 4 3/4s, 2020			420,958	415,038

				3,690,276
Health care (1.3%)

AmSurg Corp. bank term loan FRN Ser. B, 3 3/4s, 2021			1,500,000	1,498,437

CHS/Community Health Systems, Inc. bank term loan FRN Ser. D, 4 1/4s, 2021			1,373,100	1,375,769

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			478,561	478,262

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.15s, 2021			1,660,838	1,652,274

HCA, Inc. bank term loan FRN Ser. B4, 2.984s, 2018			992,500	991,044

IASIS Healthcare, LLC/IASIS Capital Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			973,034	974,250

Kinetic Concepts, Inc. bank term loan FRN 4s, 2018			889,238	888,278

MPH Acquistion Holdings, LLC bank term loan FRN Ser. B, 4s, 2021			1,128,364	1,122,722

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			595,000	594,256

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4s, 2019			503,866	502,426

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4s, 2018			1,053,162	1,053,162

Quintiles Transnational Corp. bank term loan FRN Ser. B3, 3 3/4s, 2018			1,430,000	1,427,140

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. C2, 3 3/4s, 2019			639,595	638,476

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. D2, 3 3/4s, 2019			639,595	638,396

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 3/4s, 2020			462,718	461,497

				14,296,389
Technology (0.6%)

Alcatel-Lucent USA, Inc. bank term loan FRN Ser. C, 4 1/2s, 2019			1,240,554	1,239,003

Avago Technologies, Ltd. bank term loan FRN Ser. B, 3 3/4s, 2020			1,430,000	1,426,640

Dell, Inc. bank term loan FRN Ser. B, 4 1/2s, 2020			1,488,750	1,489,520

Epicor Software Corp. bank term loan FRN Ser. B, 4s, 2018			823,129	822,306

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 4s, 2019			950,228	947,556

				5,925,025
Transportation (0.2%)

Livingston International, Inc. bank term loan FRN 5s, 2019 (Canada)			1,485,000	1,483,763

				1,483,763
Utilities and power (0.4%)

Calpine Construction Finance Co. LP bank term loan FRN Ser. B, 3s, 2020			594,000	581,656

Calpine Construction Finance Co. LP bank term loan FRN Ser. B2, 3 1/4s, 2022			1,193,988	1,178,068

Energy Transfer Equity LP bank term loan FRN 3 1/4s, 2019			715,000	704,020

NRG Energy, Inc. bank term loan FRN Ser. B, 2 3/4s, 2018			1,481,250	1,465,281

				3,929,025

Total senior loans (cost $87,764,296)				$87,670,621

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (4.6%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$2,810,000	$2,564,125

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			9,520,000	9,186,800

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			1,710,000	1,851,896

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 11 3/4s, 2015 (Argentina)			2,675,000	2,527,875

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9 3/8s, 2018 (Argentina)			225,000	202,500

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			350,000	375,813

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			960,000	1,051,200

Hellenic (Republic of) sr. unsec. bonds 4 3/4s, 2019 (Greece)		EUR	3,837,000	5,249,690

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)		EUR	2,700,000	3,602,383

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2038 (Greece)(STP)		EUR	696,589	608,678

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2037 (Greece)(STP)		EUR	112,696	98,460

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2036 (Greece)(STP)		EUR	782,451	689,875

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2035 (Greece)(STP)		EUR	645,941	576,012

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2034 (Greece)(STP)		EUR	567,404	505,901

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2033 (Greece)(STP)		EUR	501,823	452,482

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2032 (Greece)(STP)		EUR	824,377	749,558

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2031 (Greece)(STP)		EUR	442,123	405,655

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2030 (Greece)(STP)		EUR	1,927,028	1,794,685

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2029 (Greece)(STP)		EUR	459,773	434,003

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2028 (Greece)(STP)		EUR	1,523,206	1,452,883

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2027 (Greece)(STP)		EUR	685,622	666,574

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2026 (Greece)(STP)		EUR	1,837,272	1,849,726

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2025 (Greece)(STP)		EUR	3,967,952	4,129,327

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2024 (Greece)(STP)		EUR	642,752	694,756

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2023 (Greece)(STP)		EUR	1,736,576	1,919,773

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			$1,290,000	1,218,973

Ireland (Republic of) unsec. bonds 5s, 2020 (Ireland)		EUR	910,000	1,491,914

Korea Development Bank sr. unsec. unsub. notes 4s, 2016 (South Korea)			$2,000,000	2,112,982

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)			815,000	907,706

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			450,000	442,215

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			291,125	329,554

Total foreign government and agency bonds and notes (cost $46,831,832)				$50,143,974

ASSET-BACKED SECURITIES (3.9%)(a)
			Principal amount	Value

Station Place Securitization Trust 144A FRN Ser. 14-2, Class A, 1-month LIBOR plus 0.90%, 2016			$41,911,000	$41,911,000

Total asset-backed securities (cost $41,911,000)				$41,911,000

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-14/$99.55		$41,000,000	$954,480

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/102.00		54,000,000	696,600

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/101.91		32,000,000	395,200

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/99.00		54,000,000	131,760

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/98.91		32,000,000	73,600

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.22		53,000,000	501,910

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.50		17,000,000	193,460

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.31		17,000,000	171,530

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.50		17,000,000	191,590

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.31		17,000,000	169,320

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.50		17,000,000	189,550

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.31		17,000,000	167,280

Total purchased options outstanding (cost $3,068,984)				$3,836,280

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.8425/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.8425		$31,216,000	$404,872

Credit Suisse International

(2.75)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.75		80,486,000	204,434

(2.75)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.75		80,486,000	185,923

(2.745)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.745		40,243,000	146,887

(2.97)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.97		40,243,000	37,426

2.55/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.55		80,486,000	24,146

2.55375/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.55375		40,243,000	22,536

2.55/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.55		40,243,000	20,926

2.55/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.55		80,486,000	19,317

Goldman Sachs International

(2.72)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.72		25,250,000	186,850

(2.7175)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.7175		25,250,000	182,052

Total purchased swap options outstanding (cost $2,207,064)				$1,435,369

SHORT-TERM INVESTMENTS (17.7%)(a)
			Principal amount/shares	Value

ABN AMRO Funding USA, LLC commercial paper with an effective yield of 0.32%, December 5, 2014			$2,000,000	$1,998,328

BorgWarner, Inc. 144A commercial paper with a yield of 0.23%, August 7, 2014			5,000,000	4,999,808

Church & Dwight Co., Inc. 144A commercial paper with a yield of 0.28%, September 8, 2014			5,000,000	4,998,522

CRC Funding, LLC asset backed commercial paper with a yield of 0.50%, August 1, 2014			3,000,000	3,000,000

DCP Midstream, LLC commercial paper with a yield of 0.55%, August 6, 2014			5,000,000	4,999,618

ERAC USA Finance, LLC commercial paper with a yield of 0.32%, August 12, 2014			5,000,000	4,999,511

Hawaiian Electric Co., Inc. commercial paper with a yield of 0.57%, August 5, 2014			5,000,000	4,999,683

Intesa Funding, LLC commercial paper with a yield of 0.50%, September 22, 2014			2,500,000	2,498,194

Kroger Co. (The) commercial paper with a yield of 0.22%, August 11, 2014			6,000,000	5,999,633

Marsh & McLennan Cos., Inc. commercial paper with a yield of 0.27%, August 14, 2014			5,000,000	4,999,513

Molson Coors Brewing Co. commercial paper with a yield of 0.31%, August 11, 2014			5,000,000	4,999,569

Mondelez International, Inc. commercial paper with a yield of 0.33%, September 9, 2014			3,500,000	3,498,749

Monsanto Co. 144A commercial paper with a yield of 0.28%, August 28, 2014			5,000,000	4,998,950

NBCUniversal Enterprise, Inc. 144A commercial paper with a yield of 0.23%, August 15, 2014			1,500,000	1,499,866

Putnam Short Term Investment Fund 0.05%(AFF)		Shares	73,733,603	73,733,603

Time Warner Cable, Inc. commercial paper with a yield of 0.29%, August 11, 2014			$5,510,000	5,509,556

U.S. Treasury Bills with an effective yield of 0.13%, August 21, 2014(SEG)(SEGSF)(SEGCCS)			40,000,000	39,997,056

Westar Energy, Inc. commercial paper with a yield of 0.25%, August 11, 2014			5,000,000	4,999,653

Whirlpool Corp. commercial paper with a yield of 0.28%, August 7, 2014			6,000,000	5,999,720

WPP CP, LLC commercial paper with a yield of 0.38%, September 17, 2014			4,000,000	3,998,016

Total short-term investments (cost $192,726,980)				$192,727,548

TOTAL INVESTMENTS

Total investments (cost $1,158,571,753)(b)				$1,187,271,221

FORWARD CURRENCY CONTRACTS at 7/31/14 (aggregate face value $305,813,606) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	9/17/14	$1,071,181	$1,081,941	$(10,760)
	Canadian Dollar	Sell	10/15/14	1,105,578	1,130,390	24,812
	Euro	Sell	9/17/14	6,443,069	6,549,042	105,973
	Singapore Dollar	Buy	8/20/14	8,016	27,931	(19,915)
Barclays Bank PLC
	Australian Dollar	Buy	10/15/14	2,873,741	2,909,414	(35,673)
	British Pound	Buy	9/17/14	3,100,636	3,143,390	(42,754)
	Canadian Dollar	Sell	10/15/14	2,651,062	2,711,000	59,938
	Chinese Yuan (Offshore)	Buy	8/20/14	2,708,678	2,708,674	4
	Euro	Sell	9/17/14	15,478,098	15,604,342	126,244
	Japanese Yen	Buy	8/20/14	801,362	840,299	(38,937)
	Mexican Peso	Sell	10/15/14	133,247	128,112	(5,135)
	Norwegian Krone	Buy	9/17/14	4,988,697	5,226,396	(237,699)
	Polish Zloty	Buy	9/17/14	852,608	867,180	(14,572)
	South African Rand	Buy	10/15/14	70,337	100,962	(30,625)
	South Korean Won	Buy	8/20/14	3,021,785	3,018,191	3,594
	Swedish Krona	Sell	9/17/14	2,454,154	2,528,031	73,877
	Swiss Franc	Sell	9/17/14	2,676,562	2,704,699	28,137
Citibank, N.A.
	Australian Dollar	Buy	10/15/14	2,653,743	2,668,304	(14,561)
	Australian Dollar	Sell	10/15/14	2,633,399	2,681,218	47,819
	Brazilian Real	Sell	10/2/14	152,645	148,227	(4,418)
	Canadian Dollar	Sell	10/15/14	401,363	410,458	9,095
	Chilean Peso	Buy	10/15/14	1,596,839	1,613,257	(16,418)
	Chilean Peso	Sell	10/15/14	1,596,839	1,639,892	43,053
	Euro	Sell	9/17/14	15,712,197	15,918,864	206,667
	Japanese Yen	Buy	8/20/14	104,364	142,247	(37,883)
	Mexican Peso	Buy	10/15/14	928,616	946,748	(18,132)
	New Zealand Dollar	Sell	10/15/14	244,892	197,375	(47,517)
	Norwegian Krone	Buy	9/17/14	2,629,352	2,780,576	(151,224)
	Swiss Franc	Sell	9/17/14	2,680,855	2,709,061	28,206
	Thai Baht	Buy	8/20/14	1,624,012	1,608,402	15,610
	Thai Baht	Sell	8/20/14	1,624,012	1,601,682	(22,330)
Credit Suisse International
	Australian Dollar	Buy	10/15/14	90,625	61,482	29,143
	British Pound	Buy	9/17/14	2,713,647	2,713,661	(14)
	Canadian Dollar	Sell	10/15/14	2,772,918	2,809,807	36,889
	Euro	Sell	9/17/14	9,558,403	9,654,224	95,821
	Indian Rupee	Sell	8/20/14	213,019	221,959	8,940
	Japanese Yen	Buy	8/20/14	9,754	15,433	(5,679)
	Mexican Peso	Sell	10/15/14	1,577,440	1,603,183	25,743
	New Zealand Dollar	Buy	10/15/14	2,206,139	2,354,667	(148,528)
	Norwegian Krone	Buy	9/17/14	4,039,450	4,151,426	(111,976)
	Singapore Dollar	Buy	8/20/14	907,335	940,034	(32,699)
	South Korean Won	Sell	8/20/14	15,981	17,632	1,651
	Swedish Krona	Sell	9/17/14	3,713,009	3,769,307	56,298
	Swiss Franc	Sell	9/17/14	2,680,855	2,709,013	28,158
Deutsche Bank AG
	Australian Dollar	Buy	10/15/14	173,852	159,409	14,443
	British Pound	Buy	9/17/14	69,702	69,160	542
	Canadian Dollar	Sell	10/15/14	2,367,069	2,421,107	54,038
	Czech Koruna	Buy	9/17/14	1,583,054	1,625,080	(42,026)
	Czech Koruna	Sell	9/17/14	1,583,054	1,618,244	35,190
	Euro	Sell	9/17/14	6,882,071	6,970,355	88,284
	Japanese Yen	Sell	8/20/14	1,715,272	1,717,152	1,880
	New Zealand Dollar	Buy	10/15/14	2,069,816	2,149,612	(79,796)
	Norwegian Krone	Buy	9/17/14	5,395,453	5,577,186	(181,733)
	Polish Zloty	Buy	9/17/14	1,546,283	1,577,781	(31,498)
	Swedish Krona	Sell	9/17/14	5,258,014	5,384,473	126,459
	Swiss Franc	Buy	9/17/14	290,155	294,629	(4,474)
Goldman Sachs International
	Australian Dollar	Sell	10/15/14	6,381	6,498	117
	Canadian Dollar	Sell	10/15/14	3,425,498	3,457,977	32,479
	Euro	Sell	9/17/14	12,857,078	13,034,434	177,356
	Japanese Yen	Sell	8/20/14	2,519,895	2,522,927	3,032
	Norwegian Krone	Buy	9/17/14	5,221,871	5,375,109	(153,238)
	Swedish Krona	Sell	9/17/14	2,484,302	2,656,568	172,266
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/15/14	397,456	381,031	16,425
	Euro	Sell	9/17/14	8,856,107	8,913,594	57,487
	Indonesian Rupiah	Buy	8/20/14	3,170,317	3,151,488	18,829
	Indonesian Rupiah	Sell	8/20/14	3,170,317	3,113,692	(56,625)
	Japanese Yen	Buy	8/20/14	7,325	7,334	(9)
	Japanese Yen	Sell	8/20/14	7,325	7,423	98
	Swedish Krona	Sell	9/17/14	2,789,438	2,890,560	101,122
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/15/14	2,726,614	2,738,270	(11,656)
	Brazilian Real	Buy	10/2/14	558,733	548,961	9,772
	British Pound	Buy	9/17/14	5,861,708	5,832,711	28,997
	Canadian Dollar	Sell	10/15/14	3,650,258	3,709,827	59,569
	Euro	Sell	9/17/14	8,396,481	8,507,230	110,749
	Hungarian Forint	Sell	9/17/14	2,031,496	2,111,303	79,807
	Indian Rupee	Sell	8/20/14	149,550	156,125	6,575
	Japanese Yen	Sell	8/20/14	4,879,724	4,904,717	24,993
	Mexican Peso	Sell	10/15/14	992,188	1,004,789	12,601
	New Taiwan Dollar	Sell	8/20/14	2,602,327	2,601,245	(1,082)
	New Zealand Dollar	Sell	10/15/14	2,801,877	2,890,818	88,941
	Norwegian Krone	Buy	9/17/14	2,391,396	2,646,058	(254,662)
	Singapore Dollar	Sell	8/20/14	166,092	165,039	(1,053)
	South Korean Won	Sell	8/20/14	3,182,104	3,178,098	(4,006)
	Swedish Krona	Sell	9/17/14	2,346,524	2,472,983	126,459
	Swiss Franc	Sell	9/17/14	5,367,875	5,394,196	26,321
	Thai Baht	Buy	8/20/14	20,922	20,702	220
	Thai Baht	Sell	8/20/14	20,922	20,686	(236)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/15/14	2,599,738	2,634,632	(34,894)
	Brazilian Real	Sell	10/2/14	303,730	310,610	6,880
	British Pound	Buy	9/17/14	5,451,766	5,469,332	(17,566)
	Canadian Dollar	Sell	10/15/14	2,663,330	2,707,847	44,517
	Chilean Peso	Buy	10/15/14	61,310	61,142	168
	Chilean Peso	Sell	10/15/14	61,310	63,142	1,832
	Euro	Sell	9/17/14	7,114,831	7,267,448	152,617
	Japanese Yen	Sell	8/20/14	5,344,180	5,365,837	21,657
	New Taiwan Dollar	Buy	8/20/14	76,224	74,654	1,570
	New Zealand Dollar	Sell	10/15/14	2,824,569	2,873,223	48,654
	Norwegian Krone	Buy	9/17/14	5,118,602	5,334,295	(215,693)
	Singapore Dollar	Sell	8/20/14	89,379	69,686	(19,693)
	Swedish Krona	Sell	9/17/14	2,404,658	2,450,912	46,254
	Swiss Franc	Sell	9/17/14	2,676,673	2,704,714	28,041
UBS AG
	Canadian Dollar	Sell	10/15/14	2,373,844	2,427,514	53,670
	Japanese Yen	Sell	8/20/14	2,442,415	2,462,813	20,398
	Mexican Peso	Buy	10/15/14	1,558,989	1,588,968	(29,979)
	Singapore Dollar	Sell	8/20/14	39,840	39,754	(86)
WestPac Banking Corp.
	Australian Dollar	Buy	10/15/14	2,665,026	2,673,671	(8,645)
	British Pound	Buy	9/17/14	2,673,819	2,692,708	(18,889)
	Euro	Sell	9/17/14	12,749,135	12,921,259	172,124
	Japanese Yen	Sell	8/20/14	1,073,420	1,071,745	(1,675)
	New Zealand Dollar	Buy	10/15/14	1,157,227	1,192,986	(35,759)

Total						$876,683

FUTURES CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bobl 5 yr (Short)	20	$3,437,877	Sep-14	$742
Euro-Bund 10 yr (Short)	75	14,862,453	Sep-14	(315,577)
Euro-Buxl 30 yr (Short)	22	4,045,913	Sep-14	(169,163)
U.S. Treasury Bond 30 yr (Short)	602	82,718,563	Sep-14	(663,730)
U.S. Treasury Bond Ultra 30 yr (Short)	61	9,201,469	Sep-14	(284,553)
U.S. Treasury Note 5 yr (Long)	108	12,834,281	Sep-14	(83,736)
U.S. Treasury Note 10 yr (Short)	396	49,345,313	Sep-14	203,737

Total				$(1,312,280)

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/14 (premiums $4,937,159) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(2.6425)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.6425	$31,216,000	$109,568
(2.7425)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.7425	31,216,000	229,438
(2.60)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.60	49,072,700	363,138
Credit Suisse International

(2.6475)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.6475	20,121,500	45,072
(2.6475)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.6475	20,121,500	45,072
(2.65)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.65	40,243,000	67,608
(2.65)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.65	40,243,000	74,047
2.6475/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.6475	20,121,500	170,429
2.65/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.65	40,243,000	283,713
2.65/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.65	40,243,000	293,371
Goldman Sachs International

2.9175/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.9175	25,250,000	38,380
2.92/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.92	25,250,000	41,410
2.8175/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.8175	25,250,000	89,385
2.82/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.82	25,250,000	93,678
JPMorgan Chase Bank N.A.

(2.515)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.515	41,475,600	27,789
(2.60)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.60	24,536,400	185,250
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	10,748,000	1,870,367

Total			$4,027,715

WRITTEN OPTIONS OUTSTANDING at 7/31/14 (premiums $2,718,047) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-14/$100.55	$41,000,000	$545,710
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-14/101.55	41,000,000	175,070
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/101.00	54,000,000	424,440
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/100.00	54,000,000	242,460
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/100.91	32,000,000	239,040
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/99.91	32,000,000	136,000
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.22	53,000,000	233,200
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	17,000,000	114,920
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	17,000,000	99,280
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.22	53,000,000	91,690
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	17,000,000	61,880
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	17,000,000	52,190
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	17,000,000	112,370
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	17,000,000	96,730
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	17,000,000	59,500
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	17,000,000	49,980
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	17,000,000	109,990
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	17,000,000	94,350
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	17,000,000	57,120
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	17,000,000	47,600

Total			$3,043,520

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Citibank, N.A.

(3.60)/3 month USD-LIBOR-BBA/Aug-44 (Purchased)	Aug-14/3.60	$9,127,000	$(91,270)	$(91,270)
(3.20)/3 month USD-LIBOR-BBA/Aug-44 (Written)	Aug-14/3.20	9,127,000	87,847	85,976
JPMorgan Chase Bank N.A.

(2.95)/3 month USD-LIBOR-BBA/Sep-24 (Purchased)	Sep-14/2.95	40,243,000	(32,195)	13,280
(3.6275)/3 month USD-LIBOR-BBA/Aug-44 (Purchased)	Aug-14/3.6275	9,127,000	(95,833)	(95,833)
(3.2275)/3 month USD-LIBOR-BBA/Aug-44 (Written)	Aug-14/3.2275	9,127,000	90,814	71,008

Total			$(40,637)	$(16,839)

TBA SALE COMMITMENTS OUTSTANDING at 7/31/14 (proceeds receivable $54,799,512) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, August 1, 2044	$8,000,000	8/12/14	$8,613,125
Federal National Mortgage Association, 4s, August 1, 2044	17,000,000	8/12/14	17,872,578
Federal National Mortgage Association, 3 1/2s, August 1, 2044	13,000,000	8/12/14	13,241,719
Federal National Mortgage Association, 3s, August 1, 2044	10,000,000	8/12/14	9,795,312
Federal National Mortgage Association, 3s, July 1, 2044	1,000,000	7/14/14	980,352
Government National Mortgage Association, 4s, August 1, 2044	4,000,000	8/12/14	4,238,437

Total			$54,741,523

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty/			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
	CAD	13,320,000		$—	6/23/24	2.7425%	3 month CAD-BA-CDOR	$(181,746)
	MYR	17,495,000		—	3/19/19	4.0275%	3 month MYR-KLIBOR-BNM	332
	Citibank, N.A.
	AUD	14,292,000	(E)	—	7/30/24	4.55%	6 month AUD-BBR-BBSW	20,321
	AUD	14,292,000	(E)	—	7/31/24	4.5175%	6 month AUD-BBR-BBSW	37,188
	Deutsche Bank AG
	MYR	17,495,000		—	3/19/19	4.035%	3 month MYR-KLIBOR-BNM	(1,452)
	PLN	17,860,000		—	3/17/24	4.1072%	6 month PLN-WIBOR-WIBO	(427,762)
	PLN	8,905,000		—	3/18/24	4.12875%	6 month PLN-WIBOR-WIBO	(218,471)
	PLN	7,747,000		—	3/27/24	4.045%	6 month PLN-WIBOR-WIBO	(171,313)
	PLN	88,191,000		—	7/14/16	6 month PLN-WIBOR-WIBO	2.48%	(29,253)
	Goldman Sachs International
	CAD	3,576,000		—	5/30/23	2.534%	3 month CAD-BA-CDOR	(23,880)
	EUR	74,426,000		—	8/30/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(29,545)
	EUR	74,426,000		—	8/30/14	0.309%	3 month EUR-EURIBOR-REUTERS	(236,349)
	EUR	74,426,000		—	8/31/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(29,295)
	EUR	74,426,000		—	8/31/14	0.314%	3 month EUR-EURIBOR-REUTERS	(241,384)
	EUR	74,426,000		—	9/3/14	1 year EUR-EONIA-OIS-COMPOUND	0.086%	(54,119)
	EUR	74,426,000		—	9/3/14	0.283%	3 month EUR-EURIBOR-REUTERS	(210,592)
	JPMorgan Chase Bank N.A.
	CAD	3,487,000		—	2/6/24	3 month CAD-BA-CDOR	2.855%	108,453
	MXN	46,619,000		—	5/3/24	1 month MXN-TIIE-BANXICO	6.25%	29,187

	Total			$—	$(1,659,680)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)
		$342,450,000	(E)	$1,665,933	9/17/16	3 month USD-LIBOR-BBA	1.00%	$480,714
		217,391,000	(E)	3,234,048	9/17/19	3 month USD-LIBOR-BBA	2.25%	188,835
		18,742,000	(E)	766,471	9/17/24	3 month USD-LIBOR-BBA	3.25%	(100,066)
		853,000	(E)	87,178	9/17/44	3 month USD-LIBOR-BBA	4.00%	(30,332)
		34,300,000	(E)	13,971	6/15/19	3 month USD-LIBOR-BBA	2.64%	(9,902)
		294,000	(E)	(2,621)	9/17/19	3 month USD-LIBOR-BBA	2.15%	76
		133,520,000	(E)	(49,116)	12/16/17	3 month USD-LIBOR-BBA	1.835%	345,302
		97,768,000	(E)	(543)	12/16/17	3 month USD-LIBOR-BBA	1.897%	169,476
		49,031,000	(E)	(272)	12/16/17	3 month USD-LIBOR-BBA	1.86625%	114,558
		19,168,000	(E)	23,772	9/17/16	3 month USD-LIBOR-BBA	0.90%	(4,347)
		66,877,000	(E)	(371)	12/16/17	3 month USD-LIBOR-BBA	1.905%	105,495
		16,296,000	(E)	(90)	12/16/17	3 month USD-LIBOR-BBA	1.8625%	39,264
		111,320,000	(E)	(158,336)	12/16/17	3 month USD-LIBOR-BBA	1.882%	67,978
	EUR	16,041,000	(E)	(858,879)	9/17/19	1.50%	6 month EUR-EURIBOR-REUTERS	19,985
	EUR	17,048,000	(E)	1,761,350	9/17/24	6 month EUR-EURIBOR-REUTERS	2.25%	(101,950)
	EUR	1,000	(E)	123	9/17/44	6 month EUR-EURIBOR-REUTERS	2.75%	(86)
	EUR	17,030,000		(306)	6/17/24	6 month EUR-EURIBOR-REUTERS	1.609%	579,579
	EUR	17,030,000		(167)	6/17/24	6 month EUR-EURIBOR-REUTERS	1.622%	608,340
	EUR	4,267,000	(E)	(491,873)	9/17/34	6 month EUR-EURIBOR-REUTERS	2.75%	250,848
	EUR	70,562,000	(E)	(6,564,952)	9/17/21	6 month EUR-EURIBOR-REUTERS	2.00%	44,631
	GBP	4,000	(E)	(9)	9/17/16	6 month GBP-LIBOR-BBA	1.50%	(16)
	GBP	5,000	(E)	3	9/17/19	6 month GBP-LIBOR-BBA	2.25%	(1)
	GBP	1,395,000	(E)	(27)	7/29/24	6 month GBP-LIBOR-BBA	3.2575%	(8,623)
	GBP	1,314,000	(E)	(25)	7/29/24	6 month GBP-LIBOR-BBA	3.25%	(8,823)
	GBP	5,220,000	(E)	(99)	7/29/24	6 month GBP-LIBOR-BBA	3.256%	(32,821)
	GBP	2,511,000	(E)	(48)	7/29/24	6 month GBP-LIBOR-BBA	3.285%	(10,599)
	JPY	58,423,000		(20)	3/24/44	6 month JPY-LIBOR-BBA	1.80%	18,380
	JPY	114,399,000		(38)	3/24/44	6 month JPY-LIBOR-BBA	1.79625%	34,911
	JPY	3,191,100,000		(125)	3/14/19	6 month JPY-LIBOR-BBA	0.3175%	124,258
	JPY	698,200,000		(122)	3/14/44	6 month JPY-LIBOR-BBA	1.795%	(214,801)
	JPY	56,638,000		(10)	3/24/44	6 month JPY-LIBOR-BBA	1.80125%	18,005
		$20,737,800		(148,548)	7/2/24	2.6025%	3 month USD-LIBOR-BBA	(40,467)

	Total			$(723,748)	$2,647,801
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

				Upfront		Payments	Total return	Unrealized
	Swap counterparty/			premium	Termination	received (paid) by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

	Bank of America N.A.
		$1,081,818		$—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$519
		5,550,000	(E)	—	6/24/24	(2.865%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	2,808
		7,214,000	(E)	—	6/24/24	(2.865%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	3,650
	Barclays Bank PLC
		836,458		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,008)
		192,063		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(201)
		3,262,460		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(6,313)
		2,588,836		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,680)
		5,778,998		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(6,963)
		5,231,110		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(7,939)
		16,679,066		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(34,764)
		7,162,297		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(10,869)
		2,655,161		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(4,029)
		1,743,614		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(7,644)
		1,327,580		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(2,015)
		1,727,669		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	9,219
		14,477,530		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(30,175)
		17,218,719		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(26,130)
		5,228,922		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(22,925)
		611,160		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(59)
		331,142		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,647
		913,375		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,386)
		2,655,161		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(4,029)
		10,588,201		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(22,069)
		9,274,541		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(40,662)
		6,110,634		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(12,736)
		16,664,705		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,823)
		1,970,504		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(807)
		1,424,701		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(2,757)
		1,032,417		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,244)
		6,603,547		—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(12,779)
		29,411,218		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(44,633)
		7,272,486		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(11,036)
		367,740		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(558)
		733,035		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(883)
		2,377,221		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(2,864)
		1,723,417		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(2,077)
		14,400,878		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(30,015)
		5,801,398		—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(6,943)
		2,198,491		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	12,718
		1,099,291		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	6,359
		1,099,291		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	6,359
		2,206,052		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	12,762
		5,729,668		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	33,146
		2,206,052		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	12,762
		1,141,154		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	5,485
		1,004,536		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,524)
		723,770		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	3,479
		1,153,023		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	5,735
		4,404,543		—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	25,481
		1,399,605		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,917)
		3,849,789		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,024)
		7,470,000		—	3/20/24	(2.505%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	78,360
		5,972,000		—	3/21/24	(2.505%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	62,712
	Citibank, N.A.
		1,481,137		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(2,248)
		1,229,340		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,866)
		7,512,000		—	3/27/24	(2.4825%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	93,074
	EUR	14,700,000		—	2/21/19	(1.235%)	Eurostat Eurozone HICP excluding tobacco	(179,715)
	EUR	7,660,000		—	2/21/24	1.69%	Eurostat Eurozone HICP excluding tobacco	145,343
	Credit Suisse International
		$1,770,107		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(2,686)
		5,391,736		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,238)
		5,014,009		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	24,099
		4,810,267		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(8,835)
		5,118,708		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(9,401)
		6,849,526		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,804)
		11,157,115		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	53,624
		3,892,870		—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,594)
	EUR	4,280,000		—	3/27/19	(1.1913%)	Eurostat Eurozone HICP excluding tobacco	(39,310)
	EUR	14,700,000		—	2/20/19	(1.2225%)	Eurostat Eurozone HICP excluding tobacco	(166,925)
	EUR	7,660,000		—	2/20/24	1.68%	Eurostat Eurozone HICP excluding tobacco	134,573
	EUR	4,280,000		—	3/24/19	(1.1925%)	Eurostat Eurozone HICP excluding tobacco	(39,682)
	GBP	3,620,000		—	3/20/19	3.05%	GBP Non-revised UK Retail Price Index	33,113
	GBP	3,620,000		—	3/25/19	3.0413%	GBP Non-revised UK Retail Price Index	30,357
	Deutsche Bank AG
		$5,391,736		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,238)
	Goldman Sachs International
		4,206,453		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	20,921
		3,244,926		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	16,139
		10,780,441		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	57,524
		4,075,793		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	20,272
		8,650,072		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(13,127)
		6,424,480		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,649)
		6,424,480		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,649)
		5,039,656		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10,504)
		1,893,308		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,946)
		2,184,300		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,047
		568,945		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(54)
		144,019		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	768
		4,290,592		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	22,894
		6,903,938		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(14,390)
		305,801		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(637)
		815,500		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,700)
		1,392,236		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6,925
		4,609,844		—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	22,928
		9,423,878		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,754)
		7,737,857		—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	41,289
		2,220,000		—	7/14/44	(2.83%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(21,268)
		12,764,000	(E)	—	6/19/24	(2.83%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	25,515
		1,521,000		—	7/29/44	(2.7975%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(6,510)

	Total			$—	$80,396
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$44,403	$779,000	5/11/63	300 bp	$46,727
	CMBX NA BBB- Index	BBB-/P	46,609	755,000	5/11/63	300 bp	48,862
	CMBX NA BBB- Index	BBB-/P	22,719	377,000	5/11/63	300 bp	23,844
	CMBX NA BBB- Index	BBB-/P	11,962	175,000	5/11/63	300 bp	12,484
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	69,177	624,000	5/11/63	300 bp	71,038
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	49,531	1,207,000	5/11/63	300 bp	53,132
	CMBX NA BBB- Index	BBB-/P	82,769	1,080,000	5/11/63	300 bp	85,991
	CMBX NA BBB- Index	BBB-/P	54,488	748,000	5/11/63	300 bp	56,720
	CMBX NA BBB- Index	BBB-/P	8,092	697,000	5/11/63	300 bp	10,172
	CMBX NA BBB- Index	BBB-/P	10,094	657,000	5/11/63	300 bp	12,054
	CMBX NA BBB- Index	BBB-/P	10,889	618,000	5/11/63	300 bp	12,732
	CMBX NA BBB- Index	BBB-/P	18,774	617,000	5/11/63	300 bp	20,614
	CMBX NA BBB- Index	BBB-/P	48,354	606,000	5/11/63	300 bp	50,162
	CMBX NA BBB- Index	BBB-/P	46,921	606,000	5/11/63	300 bp	48,728
	CMBX NA BBB- Index	BBB-/P	39,799	605,000	5/11/63	300 bp	41,604
	CMBX NA BBB- Index	BBB-/P	66,775	591,000	5/11/63	300 bp	68,539
	CMBX NA BBB- Index	BBB-/P	37,649	473,000	5/11/63	300 bp	39,060
	CMBX NA BBB- Index	BBB-/P	1,427	184,000	5/11/63	300 bp	1,976
	CMBX NA BB Index	—	(5,339)	1,022,000	5/11/63	(500 bp)	(5,924)
	CMBX NA BB Index	—	(11,876)	680,000	5/11/63	(500 bp)	(12,265)
	CMBX NA BB Index	—	8,506	550,000	5/11/63	(500 bp)	8,191
	CMBX NA BB Index	—	13,969	529,000	5/11/63	(500 bp)	13,667
	CMBX NA BB Index	—	(2,603)	339,000	5/11/63	(500 bp)	(2,797)
	CMBX NA BB Index	—	(3,110)	341,000	5/11/63	(500 bp)	(3,306)
	CMBX NA BB Index	—	(3,238)	338,000	5/11/63	(500 bp)	(3,431)
	CMBX NA BB Index	—	3,184	308,000	5/11/63	(500 bp)	3,008
	CMBX NA BB Index	—	5,499	275,000	5/11/63	(500 bp)	5,342
	CMBX NA BB Index	—	(13,092)	675,000	5/11/63	(500 bp)	(13,478)
	CMBX NA BBB- Index	BBB-/P	59,500	2,432,000	5/11/63	300 bp	66,756
	CMBX NA BBB- Index	BBB-/P	(20,370)	1,351,000	5/11/63	300 bp	(16,339)
	CMBX NA BBB- Index	BBB-/P	(16,648)	1,351,000	5/11/63	300 bp	(12,617)
	CMBX NA BBB- Index	BBB-/P	(24,878)	1,285,000	5/11/63	300 bp	(21,044)
	CMBX NA BBB- Index	BBB-/P	12,327	653,000	5/11/63	300 bp	14,275
	CMBX NA BBB- Index	BBB-/P	14,141	653,000	5/11/63	300 bp	16,089
	CMBX NA BBB- Index	BBB-/P	(11,580)	641,000	5/11/63	300 bp	(9,668)
	CMBX NA BBB- Index	BBB-/P	14,705	618,000	5/11/63	300 bp	16,549
	CMBX NA BBB- Index	BBB-/P	428	617,000	5/11/63	300 bp	2,269
	CMBX NA BBB- Index	BBB-/P	2,133	616,000	5/11/63	300 bp	3,971
	CMBX NA BBB- Index	BBB-/P	26,440	612,000	5/11/63	300 bp	28,266
	CMBX NA BBB- Index	BBB-/P	(2,021)	597,000	5/11/63	300 bp	(588)
	CMBX NA BBB- Index	BBB-/P	23,451	490,000	5/11/63	300 bp	24,913
	CMBX NA BBB- Index	BBB-/P	(2,833)	297,000	5/11/63	300 bp	(2,120)
	CMBX NA BBB- Index	—	(35,196)	623,000	1/17/47	(300 bp)	(26,090)
	CMBX NA BBB- Index	—	(28,770)	613,000	1/17/47	(300 bp)	(19,810)
	Goldman Sachs International
	CMBX NA BB Index	—	(3,246)	338,000	5/11/63	(500 bp)	(3,439)
	CMBX NA BB Index	—	6,218	275,000	5/11/63	(500 bp)	6,061
	CMBX NA BBB- Index	BBB-/P	(10,677)	641,000	5/11/63	300 bp	(8,769)
	CMBX NA BBB- Index	BBB-/P	(3,240)	297,000	5/11/63	300 bp	(2,527)

	Total		$662,216	$749,584

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2014. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
USD / $	United States Dollar
Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2013 through July 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,086,102,921.
(b)	The aggregate identified cost on a tax basis is $1,159,549,054, resulting in gross unrealized appreciation and depreciation of $33,545,222 and $5,823,055, respectively, or net unrealized appreciation of $27,722,167.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$73,136,172	$—	$73,136,172	$2,034	$—
	Putnam Short Term Investment Fund *	47,874,172	639,205,955	613,346,524	51,774	73,733,603	—
	Totals	$121,010,344	$639,205,955	$686,482,696	$53,808	$73,733,603

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $363,158, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
	Borrower	Unfunded commitments
	WR Grace & Co.	$363,158
	Totals	$363,158
At the close of the reporting period, the fund maintained liquid assets totaling $238,011,597 to cover certain derivatives contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to hedge against changes in values of securities it owns, owned or expects to own and to hedge prepayment risk.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors or industries and to hedge inflation in specific regions or countries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,929,258 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $4,154,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$41,911,000	$—
Corporate bonds and notes	—	241,114,021	—
Foreign government and agency bonds and notes	—	50,143,974	—
Mortgage-backed securities	—	434,609,399	—
Purchased options outstanding	—	3,836,280	—
Purchased swap options outstanding	—	1,435,369	—
Senior loans	—	87,670,621	—
U.S. government and agency mortgage obligations	—	133,319,679	—
U.S. treasury obligations	—	503,330	—
Short-term investments	73,733,603	118,993,945	—

Totals by level	$73,733,603	$1,113,537,618	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$876,683	$—
Futures contracts	(1,312,280)	—	—
Written options outstanding	—	(3,043,520)	—
Written swap options outstanding	—	(4,027,715)	—
Forward premium swap option contracts	—	(16,839)	—
TBA sale commitments	—	(54,741,523)	—
Interest rate swap contracts	—	1,711,869	—
Total return swap contracts	—	80,396	—
Credit default contracts	—	87,368	—

Totals by level	$(1,312,280)	$(59,073,281)	$—

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$90,611	$3,243
Foreign exchange contracts	3,129,105	2,252,422
Interest rate contracts	17,652,365	18,988,805

Total	$20,872,081	$21,244,470

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$192,700,000
Purchased swap option contracts (contract amount)		$472,500,000
Written TBA commitment option contracts (contract amount)		$328,200,000
Written swap option contracts (contract amount)		$395,900,000
Futures contracts (number of contracts)		1,000
Forward currency contracts (contract amount)		$598,200,000
OTC interest rate swap contracts (notional)		$967,400,000
Centrally cleared interest rate swap contracts (notional)		$2,093,000,000
OTC total return swap contracts (notional)		$573,200,000
OTC credit default contracts (notional)		$23,100,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$332	$—	$—	$57,509	$—	$—	$—	$—	$137,640	$—	$—	$—	$—	$195,481
	Centrally cleared interest rate swap contracts§	—	—	1,645,080	—	—	—	—	—	—	—	—	—	—	1,645,080
	OTC Total return swap contracts*#	6,977	276,224	—	238,417	275,766	—	236,222	—	—	—	—	—	—	1,033,606
	OTC Credit default contracts*#	6,224	1,861	—	—	79,905	—	2,621	—	—	—	—	—	—	90,611
	Futures contracts§	—	—	—	—	—	—	—	—	—	72,312	—	—	—	72,312
	Forward currency contracts#	130,785	291,794	—	350,450	282,643	320,836	385,250	193,961	575,004	—	352,190	74,068	172,124	3,129,105
	Forward premium swap option contracts#	—	—	—	85,976	—	—	—	—	84,288	—	—	—	—	170,264
	Purchased swap options#	404,872	—	—	—	661,595	—	368,902	—	—	—	—	—	—	1,435,369
	Purchased options#	—	—	—	—	—	—	—	—	3,836,280	—	—	—	—	3,836,280

	Total Assets	$549,190	$569,879	$1,645,080	$732,352	$1,299,909	$320,836	$992,995	$193,961	$4,633,212	$72,312	$352,190	$74,068	$172,124	$11,608,108

	Liabilities:
	OTC Interest rate swap contracts*#	$181,746	$—	$—	$—	$—	$848,251	$825,164	$—	$—	$—	$—	$—	$—	$1,855,161
	Centrally cleared interest rate swap contracts§	—	—	1,210,722	—	—	—	—	—	—	—	—	—	—	1,210,722
	OTC Total return swap contracts*#	—	380,480	—	183,829	282,475	11,238	95,188	—	—	—	—	—	—	953,210
	OTC Credit default contracts*#	—	—	—	—	2,893	—	350	—	—	—	—	—	—	3,243
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	30,675	405,395	—	312,483	298,896	339,527	153,238	56,634	272,695	—	287,846	30,065	64,968	2,252,422
	Forward premium swap option contracts#	—	—	—	91,270	—	—	—	—	95,833	—	—	—	—	187,103
	Written swap options#	702,144	—	—	—	979,312	—	262,853	—	2,083,406	—	—	—	—	4,027,715
	Written options#	—	—	—	—	—	—	—	—	3,043,520	—	—	—	—	3,043,520

	Total Liabilities	$914,565	$785,875	$1,210,722	$587,582	$1,563,576	$1,199,016	$1,336,793	$56,634	$5,495,454	$—	$287,846	$30,065	$64,968	$13,533,096

	Total Financial and Derivative Net Assets	$(365,375)	$(215,996)	$434,358	$144,770	$(263,667)	$(878,180)	$(343,798)	$137,327	$(862,242)	$72,312	$64,344	$44,003	$107,156	$(1,924,988)
	Total collateral received (pledged)##†	$(365,375)	$(191,000)	$—	$—	$(263,667)	$(710,000)	$(343,798)	$123,031	$(862,242)	$—	$—	$—	$—
	Net amount	$—	$(24,996)	$434,358	$144,770	$—	$(168,180)	$—	$14,296	$—	$72,312	$64,344	$44,003	$107,156

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 26 2014